Share-based payments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) award shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019 USD ($) award shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 USD ($) award shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period of share awards	3 years
Share based payment cost | $	$ 19,000		$ 28,000		$ 27,000
Weighted average share price at exercise date | £ / shares		£ 48.745		£ 45.848
Share based payment cash-settled | $	2,000		2,000		0
System Fund [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	$ 11,000		12,000		11,000
Administrative expenses [member] | Exceptional items [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $			$ 2,018,000		$ 1,000
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		52.23
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		23.855
Closing [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		£ 46.90
Annual Performance Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	138,268		217,000		175,944
Annual Performance Plan one-off awards | shares	27,245		86,126		48,771
Long Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	1,078,752		826,313		784,119
LTIP Restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	696,094		539,567		526,879
LTIP Performance-related awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	383,000		286,746		257,000
Colleague Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	36,298		0		0
Maximum Limit of share value to employees | $	$ 1,000